SUBSEQUENT EVENTS (Details) $ in Millions	Feb. 28, 2021 USD ($)	Dec. 28, 2020 USD ($) facility	Feb. 18, 2021 USD ($)	Feb. 17, 2021 USD ($)	Dec. 26, 2020 USD ($)	Nov. 01, 2018 USD ($)	Oct. 31, 2018 USD ($)
Revolving Credit Facility
Subsequent Event
Term of debt						5 years
Maximum borrowing capacity					$ 375.0	$ 375.0	$ 295.0
Subsequent Event | Revolving Credit Facility
Subsequent Event
Maximum borrowing capacity			$ 550.0	$ 375.0
Subsequent Event | PalletOne
Subsequent Event
Ownership interest		100.00%
Subsequent Event | J. C. Gilmore Pty Ltd
Subsequent Event
Ownership interest	100.00%
Subsequent Event | PalletOne
Subsequent Event
Purchase Price		$ 232.0
Investment in capital projects		$ 21.0
Number of pallet manufacturing facilities | facility		17
Number of pressure-treating facilities | facility		5
Subsequent Event | J. C. Gilmore Pty Ltd
Subsequent Event
Purchase Price	$ 2.4